Segment Information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Selected Financial Information

Selected financial information is presented below:

	Education			E-commerce and others			Total
	For the Years End September 30,			For the Years End September 30,			For the Years End September 30,
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Revenues	$1,611,711	$2,237,040	$2,592,989	$33,868,001	$3,850,417	$-	$35,479,712	$6,087,457	$2,592,989
Cost of revenues	1,137,093	1,147,531	1,314,935	33,540,844	3,950,362	-	34,677,937	5,097,893	1,314,935
Gross profit	474,618	1,089,509	1,278,054	327,157	(99,945)	-	801,775	989,564	1,278,054
Interest expenses, net	335,115	237,492	240,704	5,359	11	-	340,474	237,503	240,704
Depreciation and amortization	30,287	41,125	24,555	37,072	920	-	67,359	42,045	24,555
Capital expenditures	5,208	29,539	70,221	4,159	17,571	-	9,367	47,110	70,221
Segment assets	5,844,852	14,171,479	19,101,467	18,110,848	2,911,990	346,626	23,955,700	17,083,469	19,448,093
Segment loss	$(4,987,083)	$(3,001,365)	$(5,764,314)	$(247,332)	$(967,487)	$(15,740)	$(5,234,415)	$(3,968,852)	$(5,780,054)